Document and Entity Information	Nov. 10, 2021
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001822928
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	HOLLEY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39599
Entity Tax Identification Number	87-1727560
Entity Address, Address Line One	1801 Russellville Road
Entity Address, City or Town	Bowling Green
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	42101
City Area Code	270
Local Phone Number	495-4081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HLLY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HLLY WS
Security Exchange Name	NYSE